Investments in subsidiaries, joint ventures and associates - Summary of financial position and income of subsidiaries which have relevant non-controlling interests (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial position and income of subsidiaries which have relevant non-controlling interests
Equity attributable to non-controlling interests	R$ 664,726	R$ 523,331
Income allocated to non-controlling interests for the year	R$ 163,160	R$ 77,958	R$ 39,230
Iconic Lubrificantes S.A.
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests	44.00%	44.00%
Equity attributable to non-controlling interests	R$ 484,986	R$ 477,710
Income allocated to non-controlling interests for the year	R$ 135,428	R$ 72,505	34,955
WTZ Participações S.A. [Member]
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests	48.00%	0.00%
Equity attributable to non-controlling interests	R$ 116,249	R$ 0
Income allocated to non-controlling interests for the year	R$ 25,082	R$ 0	0
Other investiments
Financial position and income of subsidiaries which have relevant non-controlling interests
Proportion of interest in share capital and voting rights held by non-controlling interests	0.00%	0.00%
Equity attributable to non-controlling interests	R$ 63,491	R$ 45,621
Income allocated to non-controlling interests for the year	R$ 2,650	R$ 5,453	R$ 4,275